Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses) on available-for-sale securities arising during period, taxes	$ 1,830	$ 35	$ 2,454
Reclassification adjustment for net gains included in net earnings, taxes	$ 176	$ 71	$ 209